Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets		$ 980	$ 772	$ 607
Deferred tax assets		1,027	821
Deferred tax liabilities		47	49
Unused tax losses for which deferred tax assets have not been recognized		598	735
Foreign exchange loss		$ 76
Tax rate		1.00%
Deferred tax operating loss carryforwards		$ 13	12
2020 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		1,918
Organization For Economic Cooperation And Development Pillar Two Tax Regime [Member]
Disclosure Of Income Taxes [Line Items]
Global minimum tax percentage	15.00%
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		538	732
Deferred tax operating loss carryforwards		$ 5
Caribbean [member] | Top of range [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized, expiration period		10
Caribbean [member] | Bottom of range [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized, expiration period		7
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		$ 482	482
Deferred tax operating loss carryforwards		7
US [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		60	$ 3
Deferred tax operating loss carryforwards		$ 1